Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended								1 Months Ended
	Apr. 08, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 05, 2013 Revolving Credit Agreement [Member]	Apr. 04, 2013 Revolving Credit Agreement [Member]	Apr. 15, 2011 Revolving Credit Agreement [Member]	Apr. 05, 2013 Fourth Supplemental Indenture [Member]	Apr. 08, 2013 Subsequent Events [Member]	Apr. 05, 2013 Subsequent Events [Member] Revolving Credit Agreement [Member]	Apr. 04, 2013 Subsequent Events [Member] Revolving Credit Agreement [Member]	Apr. 05, 2013 Subsequent Events [Member] Fourth Supplemental Indenture [Member]
Subsequent Event [Line Items]
Stock split description	On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013. The Company's historical share and per share information has been retroactively adjusted to give effects to this stock split.								On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013.
Stock split conversion ratio	8								8
Common stock, par value		$ 0.01	$ 0.01	$ 0.01					$ 0.01
Common stock, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000					1,000,000,000
Senior secured revolving credit facility existing					$ 192,500	$ 172,500	$ 172,500			$ 192,500	$ 172,500
Increase in debt								20,000				20,000
Maximum termination fee payment allowed for the Advisory Agreement termination								$ 50,000				$ 50,000